Quantitative Information About Unobservable Inputs Used in Recurring and Nonrecurring Level 3 Fair Value Measurements (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Collateral-dependent impaired loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 641	$ 301
Valuation Technique	Market comparable properties	Market comparable properties
Unobservable Inputs	Comparability adjustments	Comparability adjustments
Foreclosed assets held for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 327	$ 991
Valuation Technique	Market comparable properties	Market comparable properties
Unobservable Inputs	Marketability discount	Marketability discount
Foreclosed assets held for sale | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range	35.00%	35.00%
Foreclosed assets held for sale | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range	10.00%	10.00%